Offerings - Offering: 1	Oct. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	17,825,000
Proposed Maximum Offering Price per Unit	13.15
Maximum Aggregate Offering Price	$ 234,398,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,370.47
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement on Form S-3ASR (Registration No. 333-268417), which was filed with the Securities and Exchange Commission (the "SEC") on November 16, 2022.